UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Stratified LargeCap Index ETF

(SSPY) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Stratified LargeCap Index ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$127,061,683
Number of Portfolio Holdings	506
Total Advisory Fee Paid	$270,250
Portfolio Turnover Rate	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	2.8%
Real Estate	3.3%
Energy	6.1%
Utilities	6.3%
Communications	7.0%
Financials	10.0%
Industrials	10.8%
Consumer Staples	12.3%
Health Care	12.5%
Consumer Discretionary	13.0%
Technology	15.2%

Top 10 Holdings (% of net assets)

Table Summary
Capital One Financial Corporation	1.1%
International Business Machines Corporation	1.1%
Synchrony Financial	1.1%
Microsoft Corporation	1.0%
Sysco Corporation	0.8%
Costco Wholesale Corporation	0.7%
Walmart, Inc.	0.7%
TJX Companies, Inc. (The)	0.7%
Ross Stores, Inc.	0.7%
Meta Platforms, Inc., Class A	0.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://stratifiedfunds.com/investor-materials/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SSPY

Stratified LargeCap Hedged ETF

(SHUS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Stratified LargeCap Hedged ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$24,550,161
Number of Portfolio Holdings	3
Total Advisory Fee Paid	$58,656
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Index Option	0.4%
Equity	99.5%

Top 10 Holdings (% of net assets)

Table Summary
Stratified LargeCap Index ETF	99.5%
S&P 500 Index Purchased Put Option, Expiration: 9/18/26, Strike $6,740	0.7%
S&P 500 Index Written Put Option, Expiration: 9/18/26, Strike $6,000	-0.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://stratifiedfunds.com/investor-materials/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-SHUS

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST STRATIFIED LARGECAP INDEX ETF (SSPY) STRATIFIED LARGECAP HEDGED ETF (SHUS) Semi-Annual Financials and Other Information June 30, 2026 (Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS June 30, 2026 (Unaudited)

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Funds, including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

i

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS June 30, 2026 (Unaudited)
	Shares	Fair Value
Common Stocks — 99.3%
Communications — 7.0%
Airbnb, Inc., Class A(a)	848	$121,349
Alphabet, Inc., Class C	1,226	433,183
Alphabet, Inc., Class A	1,221	436,349
AppLovin Corporation, Class A(a)	263	135,505
AT&T, Inc.	13,964	289,055
Booking Holdings, Inc.	625	111,400
Charter Communications, Inc., Class A(a)	4,516	642,220
Comcast Corporation, Class A	26,879	659,880
DoorDash, Inc., Class A(a)	777	143,380
EchoStar Corporation, Class A(a)	2,781	282,272
Electronic Arts, Inc.	3,240	664,330
Expedia Group, Inc.	469	120,008
Fox Corporation, Class A	1,750	91,280
Fox Corporation, Class B	1,931	90,448
GoDaddy, Inc., Class A(a)	4,607	391,042
Meta Platforms, Inc., Class A	1,549	872,536
Netflix, Inc.(a)	3,643	260,110
News Corporation, Class A	4,238	105,230
News Corporation, Class B	3,754	105,337
Omnicom Group, Inc.	5,725	416,952
Paramount Skydance Corporation, Class B	20,668	203,786
Take-Two Interactive Software, Inc.(a)	3,110	777,438
T-Mobile US, Inc.	1,741	292,017
Trade Desk, Inc. (The), Class A(a)	5,465	98,807
Uber Technologies, Inc.(a)	1,461	105,426
VeriSign, Inc.	1,347	338,851
Verizon Communications, Inc.	6,844	289,775
Walt Disney Company (The)	2,023	194,714
Warner Bros Discovery, Inc.(a)	7,402	197,337
		8,870,017
Consumer Discretionary — 13.0%
Amazon.com, Inc.(a)	1,290	307,459
Aptiv plc(a)	7,258	445,496
AutoZone, Inc.(a)	79	252,479
Best Buy Company, Inc.	4,193	318,165
Builders FirstSource, Inc.(a)	3,175	284,099
Carnival Corp Ltd.	4,187	119,623
Carvana Company(a)	3,765	247,812
Chipotle Mexican Grill, Inc.(a)	20,433	694,722
Copart, Inc.(a)	9,518	268,312
Darden Restaurants, Inc.	3,114	641,515
Deckers Outdoor Corporation(a)	3,588	356,253
Domino’s Pizza, Inc.	2,033	601,849
DR Horton, Inc.	2,145	349,378
eBay, Inc.	2,933	327,762
Ford Motor Company	33,282	462,620
	Shares	Fair Value
General Motors Company	6,244	$481,288
Genuine Parts Company	2,380	280,792
Hasbro, Inc.	3,925	324,166
Hilton Worldwide Holdings, Inc.	473	156,308
Home Depot, Inc. (The)	668	235,590
Las Vegas Sands Corporation	1,871	86,421
Lennar Corporation, Class A	3,646	329,927
Live Nation Entertainment, Inc.(a)	652	119,388
Lowe’s Companies, Inc.	994	219,167
Lululemon Athletica, Inc.(a)	3,327	379,877
Marriott International Inc, Class A	427	158,242
Masco Corporation	3,674	298,953
McDonald’s Corporation	2,312	624,957
MGM Resorts International(a)	2,738	130,904
NIKE, Inc., Class B	8,794	360,994
Norwegian Cruise Line Holdings Ltd.(a)	5,323	112,369
NVR, Inc.(a)	52	354,296
O’Reilly Automotive, Inc.(a)	2,713	249,840
PulteGroup, Inc.	2,528	346,867
Ralph Lauren Corporation	978	392,578
Ross Stores, Inc.	4,114	875,666
Royal Caribbean Cruises Ltd.	369	117,169
Starbucks Corporation	6,391	653,096
Tapestry, Inc.	2,545	372,537
Tesla, Inc.(a)	1,215	511,028
TJX Companies, Inc. (The)	5,828	882,943
TKO Group Holdings, Inc.	1,033	207,953
Tractor Supply Company	6,322	199,838
Ulta Beauty, Inc.(a)	704	317,490
Williams-Sonoma, Inc.	982	228,904
Wynn Resorts Ltd.	1,000	97,090
Yum! Brands, Inc.	4,268	682,282
		16,466,464
Consumer Staples — 12.3%
Altria Group, Inc.	6,658	479,043
Archer-Daniels-Midland Company	6,280	479,792
Brown-Forman Corporation, Class B	12,829	341,893
Bunge Global S.A.	3,884	414,539
Casey’s General Stores, Inc.	184	146,241
Church & Dwight Company, Inc.	5,786	560,548
Clorox Company (The)	5,830	556,415
Coca-Cola Company (The)	3,896	316,628
Colgate-Palmolive Company	6,310	578,501
Constellation Brands, Inc., Class A	2,217	308,363
Costco Wholesale Corporation	1,006	941,083
Dollar General Corporation	1,524	175,428
Dollar Tree, Inc.(a)	1,444	174,652
Estee Lauder Companies, Inc. (The), Class A	6,294	496,911

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued) June 30, 2026 (Unaudited)
	Shares	Fair Value
General Mills, Inc.	11,450	$398,460
Hershey Company (The)	1,813	318,091
Hormel Foods Corporation	19,965	495,531
J M Smucker Company (The)	3,392	381,600
Kenvue, Inc.	31,117	594,646
Keurig Dr Pepper, Inc.	10,994	359,833
Kimberly-Clark Corporation	5,518	605,711
Kroger Company (The)	15,265	847,665
McCormick & Company, Inc.	8,072	406,990
Molson Coors Beverage Company, Class B	7,919	308,524
Mondelez International, Inc., Class A	5,501	318,178
Monster Beverage Corporation(a)	3,547	340,938
PepsiCo, Inc.	2,282	308,983
Philip Morris International, Inc.	2,588	468,195
Procter & Gamble Company (The)	3,773	553,273
Sysco Corporation	12,474	1,042,577
Target Corporation	1,217	158,952
The Kraft Heinz Company	16,200	382,644
Tyson Foods, Inc., Class A	8,600	492,350
Walmart, Inc.	8,161	924,315
		15,677,493
Energy — 6.1%
APA Corporation	2,914	94,909
Baker Hughes Company	7,405	410,978
Chevron Corporation	3,517	582,978
ConocoPhillips	824	85,663
Devon Energy Corporation	4,845	200,195
Diamondback Energy, Inc.	551	96,855
EOG Resources, Inc.	752	97,557
EQT Corporation	4,226	224,696
Expand Energy Corporation	2,473	225,513
Exxon Mobil Corporation	4,480	612,506
First Solar, Inc.(a)	739	174,374
Halliburton Company	11,926	404,888
Kinder Morgan, Inc.	20,618	659,157
Marathon Petroleum Corporation	1,776	454,070
Occidental Petroleum Corporation	1,735	84,269
ONEOK, Inc.	7,075	615,101
Phillips 66	2,326	393,210
SLB Ltd.	7,815	363,319
Targa Resources Corporation	2,516	674,640
Texas Pacific Land Corporation	290	126,916
Valero Energy Corporation	1,742	453,686
Williams Companies, Inc. (The)	9,136	679,171
		7,714,651
Financials — 10.0%
Aflac, Inc.	2,218	260,061
Allstate Corporation (The)	1,169	278,152
American Express Company	179	60,547
	Shares	Fair Value
American International Group, Inc.	3,478	$259,215
Ameriprise Financial, Inc.	182	83,494
Aon PLC, A	139	46,105
Apollo Global Management, Inc.	769	90,980
Arch Capital Group Ltd.(a)	1,842	178,785
Ares Management Corporation, Class A	790	87,935
Arthur J. Gallagher & Company	215	49,358
Assurant, Inc.	1,103	296,189
Bank of America Corporation	3,225	183,761
Bank of New York Mellon Corporation (The)	1,155	167,025
Berkshire Hathaway, Inc., Class B(a)	1,346	673,524
Blackrock, Inc.	87	83,656
Blackstone, Inc.	753	88,606
Brown & Brown, Inc.	654	41,954
Capital One Financial Corporation	7,130	1,430,420
Cboe Global Markets, Inc.	154	37,371
Charles Schwab Corporation (The)	2,410	222,370
Chubb Ltd.	523	178,207
Cincinnati Financial Corporation	1,051	194,582
Citigroup, Inc.	1,177	164,733
Citizens Financial Group, Inc.	1,204	84,364
CME Group, Inc.	143	31,579
Coinbase Global, Inc., Class A(a)	228	33,331
Erie Indemnity Company, Class A	1,162	278,590
Everest Group Ltd.	538	192,190
Fifth Third Bancorp	1,543	86,979
Franklin Resources, Inc.	3,376	112,320
Globe Life, Inc.	1,741	311,082
Goldman Sachs Group, Inc. (The)	310	313,524
Hartford Insurance Group, Inc. (The)	1,452	192,419
Huntington Bancshares Inc	4,403	78,065
Interactive Brokers Group, Inc., Class A	2,417	210,376
Intercontinental Exchange, Inc.	281	34,594
Invesco Ltd.	3,494	92,207
JPMorgan Chase & Company	532	174,140
KeyCorporation	3,543	81,666
KKR & Company, Inc.	935	85,814
Loews Corporation	6,091	689,561
M&T Bank Corporation	341	81,161
Marsh & McLennan Companies, Inc.	259	43,168
MetLife, Inc.	2,965	250,869
Morgan Stanley	1,538	321,503
Nasdaq, Inc.	522	41,144
Northern Trust Corporation	588	102,218
PNC Financial Services Group, Inc. (The)	333	81,991
Principal Financial Group, Inc.	2,371	255,546
Progressive Corporation (The)	1,297	283,330
Prudential Financial, Inc.	2,620	282,777

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued) June 30, 2026 (Unaudited)
	Shares	Fair Value
Raymond James Financial, Inc.	1,376	$209,193
Regions Financial Corporation	2,679	80,906
Robinhood Markets, Inc., Class A(a)	608	60,970
State Street Corporation	873	148,061
Synchrony Financial	17,954	1,365,402
T Rowe Price Group, Inc.	907	103,117
Travelers Companies, Inc. (The)	569	187,838
Truist Financial Corporation	1,528	76,125
US Bancorp	1,313	79,305
W R Berkley Corporation	2,504	176,607
Wells Fargo & Company	2,033	168,007
Willis Towers Watson PLC	154	40,251
		12,679,320
Health Care — 12.5%
Abbott Laboratories	934	84,751
AbbVie, Inc.	1,463	368,149
Agilent Technologies, Inc.	1,544	205,090
Align Technology, Inc.(a)	735	123,965
Amgen, Inc.	989	358,137
Baxter International, Inc.	4,330	92,316
Becton Dickinson and Company	473	71,579
Biogen, Inc.(a)	1,770	382,426
Bio-Techne Corporation	3,386	239,220
Boston Scientific Corporation(a)	1,755	74,903
Bristol-Myers Squibb Company	6,148	354,248
Cardinal Health, Inc.	1,111	263,929
Cencora, Inc.	935	264,586
Centene Corporation(a)	8,082	518,784
Charles River Laboratories International, Inc.(a)	1,108	251,283
Cigna Group (The)	902	248,663
Cooper Companies, Inc. (The)(a)	1,724	123,628
CVS Health Corporation	5,167	534,526
Danaher Corporation	914	174,099
DaVita, Inc.(a)	1,052	234,049
Dexcom, Inc.(a)	1,876	126,349
Edwards Lifesciences Corporation(a)	921	83,314
Elevance Health, Inc.	1,304	504,296
Eli Lilly & Company	326	391,014
GE HealthCare Technologies, Inc.	2,526	161,689
Gilead Sciences, Inc.	2,797	353,373
HCA Healthcare, Inc.	1,701	663,203
Henry Schein, Inc.(a)	3,190	266,429
Humana, Inc.	1,389	551,739
IDEXX Laboratories, Inc.(a)	294	154,773
Incyte Corporation(a)	3,473	393,699
Insulet Corporation(a)	880	133,980
Intuitive Surgical, Inc.(a)	401	159,470
	Shares	Fair Value
IQVIA Holdings, Inc.(a)	1,045	$201,915
Johnson & Johnson	1,458	370,288
Labcorp Holdings, Inc.	1,237	346,360
McKesson Corporation	336	253,882
Medtronic PLC	865	67,669
Merck & Company, Inc.	2,780	357,230
Mettler-Toledo International, Inc.(a)	166	212,067
Moderna, Inc.(a)	7,037	492,801
Pfizer, Inc.	13,400	322,672
Quest Diagnostics, Inc.	1,622	343,783
Regeneron Pharmaceuticals, Inc.	574	357,912
ResMed, Inc.	676	131,739
Revvity, Inc.	1,652	183,802
Solventum Corporation(a)	1,128	87,025
STERIS plc	702	147,820
Stryker Corporation	527	165,921
Thermo Fisher Scientific, Inc.	371	186,005
UnitedHealth Group, Inc.	1,290	536,163
Universal Health Services, Inc., Class B	4,498	668,807
Vertex Pharmaceuticals, Inc.(a)	789	391,920
Viatris, Inc.	21,312	338,435
Waters Corporation(a)	601	225,398
West Pharmaceutical Services, Inc.	320	114,880
Zimmer Biomet Holdings, Inc.	1,859	160,041
Zoetis, Inc.	4,414	317,190
		15,893,384
Industrials — 10.8%
3M Company	1,331	215,502
A O Smith Corporation	4,180	262,170
Allegion plc	622	87,385
AMETEK, Inc.	702	169,842
Amphenol Corporation, Class A	1,350	238,032
Axon Enterprise, Inc.(a)	248	139,031
Boeing Company (The)(a)	978	211,708
Carrier Global Corporation	1,699	124,622
Caterpillar, Inc.	181	192,747
CH Robinson Worldwide, Inc.	425	80,045
Cintas Corporation	1,401	238,282
Comfort Systems USA, Inc.	132	261,617
CSX Corporation	2,673	127,048
Cummins, Inc.	177	126,238
Deere & Company	261	165,560
Delta Air Lines, Inc.	3,964	371,268
Dover Corporation	1,004	225,177
Eaton Corporation PLC	848	361,350
EMCOR Group, Inc.	318	263,902
Emerson Electric Company	254	36,360
Expeditors International of Washington, Inc.	494	80,512

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued) June 30, 2026 (Unaudited)
	Shares	Fair Value
Fastenal Company	4,242	$203,743
FedEx Corporation	286	89,555
Fedex Freight Holding Company, Inc.(a)	471	71,121
Fortive Corporation	602	36,776
GE Vernova, Inc.	250	293,715
Generac Holdings, Inc.(a)	451	132,057
General Dynamics Corporation	572	202,625
General Electric Company	672	251,146
Honeywell Aerospace Inc.(a)	498	110,098
Honeywell International, Inc.	498	111,502
Howmet Aerospace, Inc.	382	102,705
Hubbell, Inc.	690	361,008
Huntington Ingalls Industries, Inc.	369	103,279
IDEX Corporation	1,201	272,567
Illinois Tool Works, Inc.	853	230,712
Ingersoll Rand, Inc.	3,337	273,601
Jacobs Solutions, Inc.	1,945	245,070
JB Hunt Transport Services, Inc.	284	82,198
Johnson Controls International plc	695	101,546
Keysight Technologies, Inc.(a)	626	219,144
L3Harris Technologies, Inc.	357	103,741
Lennox International, Inc.	470	269,287
Lockheed Martin Corporation, Class B	203	103,420
Nordson Corporation	140	42,237
Norfolk Southern Corporation	347	109,163
Northrop Grumman Corporation	199	101,353
Old Dominion Freight Line, Inc.	556	120,430
Otis Worldwide Corporation	1,396	99,954
PACCAR, Inc.	1,343	161,321
Parker-Hannifin Corporation	102	99,768
Pentair PLC	3,346	256,504
Quanta Services, Inc.	349	251,294
Republic Services, Inc.	1,176	250,582
Rockwell Automation, Inc.	93	46,042
Rollins, Inc.	5,233	218,425
RTX Corporation	598	113,459
Snap-on, Inc.	820	329,968
Southwest Airlines Company	7,777	399,892
Stanley Black & Decker, Inc.	3,938	370,644
TE Connectivity plc	907	182,860
Textron, Inc.	2,206	202,356
Trane Technologies PLC	225	110,511
TransDigm Group, Inc.	75	99,903
Trimble, Inc.(a)	504	25,795
Union Pacific Corporation	416	113,152
United Airlines Holdings, Inc.(a)	2,850	387,572
United Parcel Service, Inc., Class B	1,033	111,048
United Rentals, Inc.	204	231,109
Veralto Corporation	371	32,900
	Shares	Fair Value
Vertiv Holdings Company, Class A	1,164	$389,729
Waste Management, Inc.	1,125	250,741
Westinghouse Air Brake Technologies Corporation	636	171,466
WW Grainger, Inc.	144	195,898
Xylem Inc	2,243	265,145
		13,690,235
Materials — 2.8%
Air Products and Chemicals, Inc.	199	58,343
Albemarle Corporation	363	49,016
Amcor plc	3,714	161,002
Avery Dennison Corporation	441	71,596
Ball Corporation	2,889	180,274
CF Industries Holdings, Inc.	1,337	144,743
Corteva, Inc.	1,691	143,211
CRH PLC	1,509	161,463
Dow, Inc.	2,743	75,048
DuPont de Nemours, Inc.	465	63,073
Ecolab, Inc.	209	58,229
Freeport-McMoRan, Inc.	4,813	302,690
International Flavors & Fragrances, Inc.	849	67,258
International Paper Company	2,022	77,038
Linde PLC	116	60,197
LyondellBasell Industries N.V., Class A	1,389	73,131
Martin Marietta Materials, Inc.	258	148,789
Mosaic Company (The)	6,450	136,676
Newmont Corporation	3,285	306,819
Nucor Corporation	1,236	275,319
Packaging Corporation of America	365	86,972
PPG Industries, Inc.	988	119,835
Qnity Electronics, Inc.	526	85,901
Sherwin-Williams Company (The)	314	108,116
Smurfit WestRock plc	2,015	93,214
Steel Dynamics, Inc.	1,164	267,091
Vulcan Materials Company	568	167,565
		3,542,609
Real Estate — 3.3%
Alexandria Real Estate Equities, Inc. - REIT	2,857	150,992
American Tower Corporation, Class A - REIT	443	72,462
AvalonBay Communities, Inc. - REIT	793	149,631
BXP, Inc. - REIT	2,575	170,748
Camden Property Trust - REIT	1,331	152,386
CBRE Group, Inc., Class A(a)	334	44,986
Crown Castle, Inc. - REIT	919	69,596
Digital Realty Trust, Inc. - REIT	1,907	342,460
Equinix, Inc. - REIT	331	345,032
Equity Residential - REIT	2,233	151,688
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued) June 30, 2026 (Unaudited)
	Shares	Fair Value
Essex Property Trust, Inc. - REIT	536	$156,292
Extra Space Storage, Inc. - REIT	947	137,599
Federal Realty Investment Trust - REIT	803	99,122
Healthpeak Properties, Inc. - REIT	8,018	171,585
Host Hotels & Resorts, Inc. - REIT	5,880	139,415
Invitation Homes, Inc. - REIT	5,359	161,895
Iron Mountain, Inc. - REIT	752	94,985
Kimco Realty Corporation - REIT	3,508	88,928
Mid-America Apartment Communities, Inc. - REIT	1,060	147,276
Prologis, Inc. - REIT	614	83,179
Public Storage - REIT	450	143,240
Realty Income Corporation - REIT	1,247	77,264
Regency Centers Corporation - REIT	1,049	83,647
SBA Communications Corporation, Class A - REIT	427	75,348
Simon Property Group, Inc. - REIT	433	96,840
UDR, Inc. - REIT	3,790	151,297
Ventas, Inc. - REIT	2,595	230,436
VICI Properties, Inc. - REIT	3,541	94,014
Welltower, Inc. - REIT	967	219,480
Weyerhaeuser Company - REIT	6,409	153,431
		4,255,254
Technology — 15.2%
Accenture PLC, Class A	2,578	320,805
Adobe, Inc.(a)	861	176,522
Advanced Micro Devices, Inc.(a)	286	166,140
Akamai Technologies, Inc.(a)	2,631	311,011
Analog Devices, Inc.	701	278,416
Apple, Inc.	2,262	654,531
Applied Materials, Inc.	387	279,801
Arista Networks, Inc.(a)	1,504	255,500
Autodesk, Inc.(a)	885	172,062
Automatic Data Processing, Inc.	1,285	287,775
Block, Inc.(a)	896	68,096
Broadcom, Inc.	1,149	434,036
Broadridge Financial Solutions, Inc.	1,010	138,320
Cadence Design Systems, Inc.(a)	760	285,243
CDW Corp	1,495	210,257
Ciena Corporation(a)	492	241,356
Cisco Systems, Inc.	1,813	212,955
Cognizant Technology Solutions Corporation, Class A	5,610	217,275
Coherent Corp.(a)	513	202,363
Corning, Inc.	1,102	281,484
Corpay, Inc.(a)	170	56,656
CoStar Group, Inc.(a)	1,151	32,596
Crowdstrike Holdings, Inc., Class A(a)	193	147,286
Datadog, Inc., Class A(a)	269	70,037
	Shares	Fair Value
Dell Technologies, Inc., Class C	476	$205,375
Equifax, Inc.	273	43,331
F5, Inc.(a)	554	230,442
FactSet Research Systems, Inc.	244	56,140
Fair Isaac Corporation(a)	44	52,570
Fidelity National Information Services, Inc.	1,078	41,913
Fiserv, Inc.(a)	944	46,303
Flex Ltd.(a)	1,955	316,847
Fortinet, Inc.(a)	900	138,258
Garmin Ltd.	1,844	438,024
Gartner, Inc.(a)	1,975	256,000
Gen Digital, Inc.	5,829	145,084
Global Payments, Inc.	780	56,597
Hewlett Packard Enterprise Company	3,906	176,200
HP, Inc.	17,394	381,624
Intel Corporation(a)	1,175	164,065
International Business Machines Corporation	4,904	1,379,053
Intuit, Inc.	952	248,472
Jabil, Inc.	1,141	439,833
Jack Henry & Associates, Inc.	317	43,664
KLA Corporation	862	260,074
Lam Research Corporation	598	259,131
Leidos Holdings, Inc.	2,396	246,716
Lumentum Holdings, Inc.(a)	238	204,218
Marvell Technology, Inc.	523	155,796
Mastercard, Inc., Class A	108	55,469
Microchip Technology, Inc.	1,537	140,174
Micron Technology, Inc.	149	171,989
Microsoft Corporation	3,371	1,257,451
Monolithic Power Systems, Inc.	186	257,119
Moody’s Corporation	117	52,992
Motorola Solutions, Inc.	1,597	663,217
MSCI, Inc.	92	51,524
NetApp, Inc.	1,164	180,141
NVIDIA Corporation	713	142,664
NXP Semiconductors N.V.	960	269,789
ON Semiconductor Corporation(a)	2,506	236,917
Oracle Corporation	572	83,827
Palantir Technologies, Inc., Class A(a)	1,372	160,071
Palo Alto Networks, Inc.(a)	471	160,620
Paychex, Inc.	2,892	284,370
PayPal Holdings, Inc.	1,193	51,514
PTC, Inc.(a)	1,545	175,527
QUALCOMM, Inc.	2,074	383,255
Roper Technologies, Inc.	95	32,147
S&P Global, Inc.	119	48,464
Salesforce, Inc.	625	97,913

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued) June 30, 2026 (Unaudited)
	Shares	Fair Value
Sandisk Corporation(a)	95	$216,004
Seagate Technology Holdings PLC	202	194,930
ServiceNow, Inc.(a)	1,719	170,662
Skyworks Solutions, Inc.	3,957	268,285
Super Micro Computer, Inc.(a)	5,600	164,248
Synopsys, Inc.(a)	645	287,715
Teledyne Technologies, Inc.(a)	52	34,679
Teradyne, Inc.	544	263,209
Texas Instruments, Inc.	972	289,725
Tyler Technologies, Inc.(a)	588	171,966
Veeva Systems, Inc., Class A(a)	660	117,130
Verisk Analytics, Inc.	250	44,883
Visa, Inc., Class A	174	59,698
Western Digital Corporation	334	213,332
Workday, Inc., Class A(a)	2,014	246,554
Zebra Technologies Corporation, Class A(a)	743	195,602
		19,382,029
Utilities — 6.3%
AES Corporation (The)	25,793	378,125
Alliant Energy Corporation	1,274	97,193
Ameren Corporation	828	93,597
American Electric Power Company, Inc.	2,548	348,592
American Water Works Company, Inc.	3,476	457,372
Atmos Energy Corporation	2,583	444,973
CenterPoint Energy, Inc.	7,675	338,007
CMS Energy Corporation	1,254	95,931
Consolidated Edison, Inc.	3,056	338,085
Constellation Energy Corporation	1,557	386,712
Dominion Energy, Inc.	4,767	325,538
DTE Energy Company	2,234	340,395
Duke Energy Corporation	696	88,100
Edison International	4,514	336,067
Entergy Corporation	2,854	327,810
Evergy, Inc.	1,122	96,974
Eversource Energy	1,314	94,963
Exelon Corporation	8,551	398,648
FirstEnergy Corporation	7,001	332,828
NextEra Energy, Inc.	3,829	336,071
NiSource, Inc.	9,300	442,215
NRG Energy, Inc.	3,149	459,944
PG&E Corporation	5,111	85,967
Pinnacle West Capital Corporation	901	96,407
PPL Corporation	2,408	87,531
Public Service Enterprise Group, Inc.	4,131	335,272
Sempra	975	90,392
Southern Company (The)	946	90,542
	Shares	Fair Value
Vistra Corporation	2,669	$423,384
WEC Energy Group, Inc.	790	92,248
Xcel Energy, Inc.	1,132	90,900
		7,950,783
Total Common Stocks (Cost $110,223,838)		126,122,239

Rights — 0.0%(c)
Financials — 0.0%(c)
TPG, Inc.(a)(b) - CVR, $3.0 Earnout	1,599	—

Health Care — 0.0%(c)
Omniab, Inc.(a)(b) - CVR, $12.5 Earnout	198	—
Omniab, Inc.(a)(b) - CVR, $15.0 Earnout	198	—
		—
Total Right (Cost $0)		—
Total Investments — 99.3% (Cost $110,223,838)		126,122,239
Other Assets in Excess of Liabilities — 0.7%		939,444
Total Net Assets — 100.0%		$127,061,683
CVR	-	Contingent Value Right
LTD	-	Limited Company
MSCI	-	Morgan Stanley Capital International
N.V.	-	Naamloze Vennootschap
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
S.A.	-	Société Anonyme

(a)    Non-income producing security.

(b)    The fair value of this investment is determined using significant unobservable inputs.

(c)     Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SUMMARY OF INVESTMENTS June 30, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	15.2%
Consumer Discretionary	13.0%
Health Care	12.5%
Consumer Staples	12.3%
Industrials	10.8%
Financials	10.0%
Communications	7.0%
Utilities	6.3%
Energy	6.1%
Real Estate	3.3%
Materials	2.8%
Total Common Stocks	99.3%
Total Rights	0.0	%(a)
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

(a)    Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS June 30, 2026 (Unaudited)
		Shares	Fair Value
Exchange-Traded Funds — 99.5%
Equity — 99.5%
Stratified LargeCap Index ETF(c)(d)		251,417	$24,431,020
Total Exchange-Traded Funds (Cost $19,336,782)			24,431,020
	Notional	Contracts(b)
Purchased Options — 0.7%
Put Options — 0.7%
S&P 500 Index(a), Expiration: September 18, 2026, Strike $6,740	$25,497,824	34	164,220
Total Purchased Options (Cost $198,395)			164,220
Total Investments — 100.2% (Cost $19,535,177)			24,595,240
Written Options — (0.3)%
Put Options — (0.3)%
S&P 500 Index(a), Expiration: September 18, 2026, Strike $6,000	$(25,497,824)	(34)	(61,030)
Total Written Options (Premiums received $78,507)			(61,030)
Other Assets in Excess of Liabilities — 0.1%			15,951
Total Net Assets — 100.0%			$24,550,161
ETF - Exchange-Traded Fund

(a)    Non-income producing security.

(b)    100 shares per contract.

(c)     Affiliated issuer.

(d)    A copy of the security’s annual and semi-annual reports to shareholders may be obtained without charge at www.stratifiedfunds.com/sspy.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Continued) June 30, 2026 (Unaudited)

Other Affiliated Investments

Fiscal period transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Stratified LargeCap Index ETF	$23,070,038	$244,534	$(1,529,060)	$195,199	$2,450,309	$24,431,020	251,417	$—	$—
Total	$23,070,038	$244,534	$(1,529,060)	$195,199	$2,450,309	$24,431,020	251,417	$—	$—

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SUMMARY OF INVESTMENTS June 30, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	99.5%
Total Exchange-Traded Funds	99.5%
Purchased Options
Put Options	0.7%
Total Purchased Options	0.7%
Total Investments	100.2%
Written Options
Put Options	(0.3)%
Total Written Options	(0.3)%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES June 30, 2026 (Unaudited)
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
Assets
Unaffiliated investments, at value	$126,122,239	$164,220
Affiliated investments, at value	—	24,431,020
Cash	867,092	24,955
Cash at broker	—	878
Dividend and interest receivable	115,896	111
Tax reclaims receivable	2,936	—
Total Assets	127,108,163	24,621,184

Liabilities
Options written, at fair value (Premiums Received $0 and $78,507)	—	61,030
Advisory fee payable	46,480	9,993
Total Liabilities	46,480	71,023
Net Assets	$127,061,683	$24,550,161

Net Assets consist of:
Paid-in capital	$109,845,510	$25,102,849
Accumulated earnings (deficit)	17,216,173	(552,688)
Net Assets	$127,061,683	$24,550,161

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,307,990	485,000
Net Asset Value, Offering and Redemption Price Per Share	$97.14	$50.62
Unaffiliated investments, at cost	$110,223,838	$198,395
Affiliated investments, at cost	$—	$19,336,782

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2026 (Unaudited)
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
Investment Income
Dividend income	$1,132,368	$—
Interest income	8,037	791
Total Investment Income	1,140,405	791

Expenses
Advisory fees	270,250	111,410
Total Expenses	270,250	111,410
Fees waived by Adviser	—	(52,754)
Net Expenses	270,250	58,656
Net Investment Income (Loss)	870,155	(57,865)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investments	4,453,570	(508,826)
Affiliated Investments	—	(3,772)
Unaffiliated in-kind redemptions	712,134	—
Affiliated in-kind redemptions	—	198,971
Written options	—	209,900
	5,165,704	(103,727)
Net Change in Unrealized Gain (Loss) on:
Unaffiliated investments	7,588,419	38,940
Affiliated investments	—	2,450,309
Written options	—	(12,902)
	7,588,419	2,476,347
Net Realized and Unrealized Gain (Loss) on Investments	12,754,123	2,372,620
Net Increase (Decrease) in Net Assets Resulting From Operations	$13,624,278	$2,314,755

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Stratified LargeCap Index ETF		Stratified LargeCap Hedged ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$870,155	$1,608,643	$(57,865)	$321,990
Net realized gain (loss) on investments	5,165,704	3,838,601	(103,727)	(1,206,594)
Net change in unrealized gain (loss) on investments	7,588,419	9,342,352	2,476,347	3,093,479
Net Increase (Decrease) in Net Assets Resulting From Operations	13,624,278	14,789,596	2,314,755	2,208,875

Distributions to Shareholders	—	(1,602,521)	—	(319,008)

Capital Share Transactions
Proceeds from shares sold	—	30,884,962	245,240	1,069,751
Cost of shares redeemed	(2,328,057)	(14,667,907)	(1,213,215)	(7,319,905)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,328,057)	16,217,055	(967,975)	(6,250,154)
Net Increase (Decrease) in Net Assets	11,296,221	29,404,130	1,346,780	(4,360,287)

Net Assets
Beginning of period	$115,765,462	$86,361,332	$23,203,381	$27,563,668
End of period	$127,061,683	$115,765,462	$24,550,161	$23,203,381

Change in Share Transactions
Shares sold	—	400,000	5,000	25,000
Shares redeemed	(25,000)	(175,000)	(25,000)	(170,000)
Net Increase (Decrease) in Shares Outstanding	(25,000)	225,000	(20,000)	(145,000)

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of period	$86.85		$77.94	$71.20	$63.75	$71.27		$55.99

Investment operations:
Net investment income (loss)(a)	0.66		1.20	1.22	1.16	1.03		0.92
Net realized and unrealized gain (loss) on investments	9.63		8.91	8.15	7.54	(7.47)		15.14
Total from investment operations	10.29		10.11	9.37	8.70	(6.44)		16.06

Distributions to shareholders from:
Net investment income	—		(1.20)	(2.62)	(1.25)	(1.08)		(0.78)
Return of capital	—		—	(0.01)	—	—		—
Total distributions	—		(1.20)	(2.63)	(1.25)	(1.08)		(0.78)

Net asset value, end of period	$97.14		$86.85	$77.94	$71.20	$63.75		$71.27

Net Asset Value, Total Return	11.85	%(b)	12.96%	13.14%	13.67%	(9.20	)%(c)	28.76%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$127,062		$115,765	$86,361	$94,339	$97,219		$108,685
Ratios to Average Net Assets:
Expenses before fee waiver	0.45	%(d)	0.45%	0.45%	0.45%	0.45%		0.45%
Expenses after fee waiver(e)	0.45	%(d)	0.45%	0.34%	0.30%	0.30%		0.30%
Net investment income (loss)(e)	1.45	%(d)	1.46%	1.61%	1.75%	1.58%		1.39%
Portfolio turnover rate(f)	18	%(b)	29%	20%	23%	31%		25%

(a)    Per share amounts calculated using average shares method.

(b)    Not Annualized for periods less than one year.

(c)     If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (9.13)%.

(d)    Annualized for periods less than one year.

(e)    Net of expenses waived/reimbursed by the Adviser.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Net asset value, beginning of period	$45.95		$42.41	$40.52	$38.63	$41.39	$40.40

Investment operations:
Net investment income (loss)(b)	(0.12)		0.56	(0.02)	0.44	0.37	0.43
Net realized and unrealized gain (loss) on investments	4.79		3.61	2.02	1.93	(1.83)	1.00	(c)
Total from investment operations	4.67		4.17	2.00	2.37	(1.46)	1.43

Distributions to shareholders from:
Net investment income	—		(0.63)	(0.11)	(0.48)	(0.40)	(0.44)
Net realized gains	—		—	—	—	(0.90)	—
Total distributions	—		(0.63)	(0.11)	(0.48)	(1.30)	(0.44)

Net asset value, end of period	$50.62		$45.95	$42.41	$40.52	$38.63	$41.39

Net Asset Value, Total Return	10.16	%(d)	9.84%	4.93%	6.14%	(3.53)%	3.54	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$24,550		$23,203	$27,564	$35,456	$39,594	$45,527
Ratios to Average Net Assets:
Expenses before fee waiver(e)	0.95	%(f)	0.95%	0.99%	1.00%	1.00%	1.00	%(f)
Expenses after fee waiver(e)(g)	0.50	%(f)	0.66%	0.50%	0.36%	0.38%	0.38	%(f)
Net investment income (loss)(g)	(0.49	)%(f)	1.27%	(0.06)%	1.14%	0.94%	1.96	%(f)
Portfolio turnover rate(h)	0	%(d)	106%	8%	12%	35%	88	%(d)

(a)    For the period June 15, 2021 (commencement of operations) to December 31, 2021.

(b)    Per share amounts calculated using average shares method.

(c)     As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(d)    Not Annualized for periods less than one year.

(e)    The Fund will indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(f)     Annualized for periods less than one year.

(g)    Net of expenses waived/reimbursed by the Adviser.

(h)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS June 30, 2026 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Stratified LargeCap Index ETF

Stratified LargeCap Hedged ETF

Stratified LargeCap Index ETF is the successor to the Syntax Stratified LargeCap ETF and Stratified LargeCap Hedged ETF is the successor to the Syntax Stratified U.S. Total Market Hedged ETF, each a series of Syntax ETF Trust, pursuant to a reorganization that took place after the close of business on September 27, 2024.

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF are each classified as a diversified investment company under the 1940 Act.

The Stratified LargeCap Index ETF’s investment objective seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The Stratified LargeCap Index ETF commenced operations on January 1, 2015.

The Stratified LargeCap Hedged ETF’s investment objective is to seek to obtain capital growth. The Stratified LargeCap Hedged ETF seeks to obtain capital growth by investing in a portfolio of equity securities, including common stocks and/or exchange-traded funds (“ETFs”) that tracks the Syntax Stratified LargeCap Index while also employing risk management strategies to limit downside risk and generate additional returns. The Stratified LargeCap Hedged ETF may obtain investment exposure to the Syntax Stratified LargeCap Index by investing in one or more ETFs designed to track the performance of the Syntax Stratified LargeCap Index. To the extent the Stratified LargeCap Hedged ETF derives exposure to the Syntax Stratified LargeCap Index through investments in an ETF, the Stratified LargeCap Hedged ETF will invest significantly in the Stratified LargeCap Index ETF. The Stratified LargeCap Hedged ETF is an actively managed ETF. Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Stratified LargeCap Hedged ETF uses an active investment strategy in seeking to meet its investment objective. The Stratified LargeCap Hedged ETF commenced operations on June 15, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of each Fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of each Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, for the Stratified LargeCap Index ETF, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

Fund’s underlying index. This may result in a difference between the Fund’s performance and the performance of the Fund’s underlying index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs, equities, options and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels defined above:

Stratified LargeCap Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$126,122,239	$—	$—	$126,122,239
Rights*	—	—	—^	—
Total	$126,122,239	$—	$—	$126,122,239

Stratified LargeCap Hedged ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$24,431,020	$—	$—	$24,431,020
Purchased Options	164,220	—	—	164,220
Total	$24,595,240	$—	$—	$24,595,240
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$61,030	$—	$—	$61,030
Total	$61,030	$—	$—	$61,030

*  See Schedule of Investments for additional detailed categorizations.

^  Includes securities valued at $0.

The Stratified LargeCap Index ETF held Level 3 securities at the end of the period. The securities classified as Level 3 are deemed immaterial.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(f)     Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of June 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

(g)    Options

The Stratified LargeCap Hedged ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Stratified LargeCap Hedged ETF may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Stratified LargeCap Hedged ETF may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

(h)    Distributions to Shareholders

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF each pay out dividends from their net investment income and net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, the selection and ongoing monitoring of the securities in each Fund’s portfolio, trading portfolio securities on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board, and certain other services necessary for the management of the Funds. For the services it provides to the Funds, the Adviser is entitled to a fee calculated daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Stratified LargeCap Index ETF and 0.95% of the average daily net assets of the Stratified LargeCap Hedged ETF.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Stratified LargeCap Hedged ETF (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets through at least April 30, 2027, unless earlier terminated by the Board for any reason at any time. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement and its officers and employees to serve as

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

Syntax LLC (“Syntax”) is the Index Provider to the Funds. The Adviser has entered into license agreements with Syntax pursuant to which the Adviser pays a fee to use the Syntax Stratified LargeCap Index for the Funds’ use. The Adviser is sub-licensing rights to the Syntax Stratified LargeCap Index to the Funds at no charge.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, purchased options, written options and short-term investments, for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$22,207,844	$22,037,673
Stratified LargeCap Hedged ETF	—	320,805

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

Purchases and sales of in-kind transactions for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$—	$2,309,552
Stratified LargeCap Hedged ETF	244,533	1,208,255

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Derivatives Risk (Stratified LargeCap Hedged ETF): The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Index Concentration Risk (Stratified LargeCap Index ETF): The Stratified LargeCap Index ETF will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

Exchange-Traded Funds Risk (Stratified LargeCap Hedged ETF): Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’investments, including the possibility that the value of the instruments held by an ETF could decrease. The Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Note 7 – Federal Income Taxes

As of the tax year ended December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Stratified LargeCap Index ETF	$4,434	$—	$(4,572,362)	$8,159,823	$3,591,895
Stratified LargeCap Hedged ETF	2,331	—	(5,513,703)	2,643,929	(2,867,443)

At June 30, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Stratified LargeCap Index ETF	$110,223,838	$24,154,005	$(8,255,604)	$15,898,401
Stratified LargeCap Hedged ETF	19,456,670	5,111,715	(34,175)	5,077,540

As of the tax year ended December 31, 2025, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Stratified LargeCap Index ETF	$—	$4,572,362	$4,572,362
Stratified LargeCap Hedged ETF	4,561,642	952,061	5,513,703

Note 8 – Derivatives and Hedging Disclosures

FASB ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Stratified LargeCap Hedged ETF derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased and written options during the six months ended June 30, 2026.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2026 (Unaudited)

The effects of these derivative instruments on the Stratified LargeCap Hedged ETF’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments held as of June 30, 2026, by risk category are as follows:

		Asset Derivatives		Liability Derivatives
Derivative	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options purchased	Equity contracts	Unaffiliated investments, at value	$164,220	Unaffiliated investments, at value	$—
Options written	Equity contracts	Options written, at fair value	—	Options written, at fair value	61,030

The effects of the Stratified LargeCap Hedged ETF’s derivative instruments on the Statements of Operations for the six months ended June 30, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$(508,826)
Options written	Equity contracts	209,900

Change in Unrealized Gain or (Loss) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$38,940
Options written	Equity contracts	(12,902)

The Stratified LargeCap Hedged ETF’s quarterly average volume of derivative instruments for the six months ended June 30, 2026, are as follows:

Derivative	Risk Exposure	Notional
Options purchased	Equity contracts	$23,884,681
Options written	Equity contracts	23,884,681

Note 9 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

As a means to fight inflation, the Federal Reserve and certain foreign central banks raised interest rates significantly. Although the Federal Reserve subsequently lowered interest rates, it may raise rates again if inflation does not return to its target level. Advancements in technology, including the use of artificial intelligence and other emerging technologies, and increased regulation of artificial intelligence may also adversely impact markets. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 10 – Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) June 30, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds, including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Principal Executive Officer/President

Date: August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Principal Executive Officer/President

Date: August 25, 2026

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Principal Financial Officer/Treasurer

Date: August 25, 2026